Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of impairment charges
As a result of the impairment testing the Company recorded the following impairment charges, for the markets indicated below, within Other operating income, net on the consolidated statements of income:

Fiscal year	Markets	Total
2024	Trinidad & Tobago, USVI, Colombia, Venezuela and Peru	$1,067
2023	Trinidad & Tobago, Aruba, Colombia, Venezuela and Peru	2,626
2022	Aruba, USVI, Peru and Venezuela	1,171

Roll forward accounts payable services	Presented below is the roll forward information about these accounts payable services:

Amount
Confirmed obligations outstanding amount as of December 31, 2022	$24,149
Invoices confirmed during the year	80,313
Confirmed invoices paid during the year	(91,775)
Currency translation	963
Confirmed obligations outstanding amount as of December 31, 2023	$13,650
Invoices confirmed during the year	80,655
Confirmed invoices paid during the year	(77,653)
Currency translation	(1,803)
Confirmed obligations outstanding amount as of December 31, 2024	$14,849